Document and Entity Information	Jul. 31, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	DBV Technologies S.A.
Entity Incorporation, State or Country Code	I0
Entity File Number	001-36697
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	177-181 avenue Pierre Brossolette
Entity Address, Postal Zip Code	92120
Entity Address, City or Town	Montrouge
Entity Address, Country	FR
Country Region	33
City Area Code	1
Local Phone Number	55 42 78 78
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001613780
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.10 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
American Depositary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one- half of one ordinary share, nominal value €0.10 per share
Security Exchange Name	NASDAQ
Trading Symbol	DBVT